INTANGIBLE ASSETS, NET (DETAILS 2) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Annual estimated amortization expense related to intangible assets
2013	5,504
2014	4,869
2015	4,869
2016	4,869
2017	4,869
Thereafter	20,059
Total	45,039